LEASES - (Lessee) Maturities of Operating Lease Liabilities (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Lessee, Lease, Description [Line Items]
2020	$ 73
2021	69
2022	59
2023	58
2024	57
Thereafter	323
Total operating lease payments	639
Imputed interest	(107)
Operating lease liabilities	532
Operating lease, reported as other long-term liabilities	476
Accounts payable and other
Lessee, Lease, Description [Line Items]
Operating lease, reported as accounts payable and other	56
Other long-term liabilities (Note 16)
Lessee, Lease, Description [Line Items]
Operating lease, reported as other long-term liabilities	$ 476